UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001599342

PMT Loan Trust 2026-J5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris White

(805) 530-5829

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Sponsor

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Pool 1 Due Diligence Narrative Report

99.2	Clayton Pool 1 Conditions Report

99.3	Clayton Pool 1 Rating Agency ATR QM Data Fields

99.4	Clayton Pool 1 Loan Level Tape Compare Upload

99.5	Clayton Pool 1 Valuations Summary

99.6	Clayton Services LLC Pool 2 Due Diligence Narrative Report

99.7	Clayton Pool 2 Conditions Report

99.8	Clayton Pool 2 Rating Agency ATR QM Data Fields

99.9	Clayton Pool 2 Loan Level Tape Compare Upload

99.10	Clayton Pool 2 Valuations Summary

99.11	Consolidated Analytics, Inc. (“Consolidated Analytics”) Pool 1 Due Diligence Executive Summary

99.12	Consolidated Analytics Pool 1 Exception Grades Report

99.13	Consolidated Analytics Pool 1 Data Compare Report

99.14	Consolidated Analytics Pool 1 Grading Summary Report

99.15	Consolidated Analytics Pool 1 ATR QM Report

99.16	Consolidated Analytics Pool 1 Valuations Summary Report

99.17	Consolidated Analytics, Inc. Pool 2 Due Diligence Executive Summary

99.18	Consolidated Analytics Pool 2 Exception Grades Report

99.19	Consolidated Analytics Pool 2 Data Compare Report

99.20	Consolidated Analytics Pool 2 Grading Summary Report

99.21	Consolidated Analytics Pool 2 ATR QM Report

99.22	Consolidated Analytics Pool 2 Valuations Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PennyMac Corp.		(Securitizer)

Date	August 17, 2026

/s/ Daniel S. Perotti		(Signature)

By:	Daniel S. Perotti
Title:	Senior Managing Director and Chief Financial Officer